3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net income		¥ (8,382)	¥ (12,270)	¥ (8,879)
Weighted average number of common shares outstanding - Basic	[1]	47,271,473	47,113,656	47,100,290
Stock options	[1]	0	0	0
Weighted average number of common shares outstanding - Diluted	[1]	47,271,473	47,113,656	47,100,290
Earnings (loss) per share
Basic: Earnings (loss) Per Share	[1]	¥ (0.18)	¥ (0.26)	¥ (0.19)
Diluted: Earnings (loss) Per Share	[1]	¥ (0.18)	¥ (0.26)	¥ (0.19)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Fincera's 2 for 1 stock split, which was effective on November 1, 2017.